Revenue (Tables)	12 Months Ended
Dec. 31, 2019
6. Revenue
Revenue
	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2019
Regulated
Electric Revenue
Residential	$1,387	$746	$276	$-	$-	$-	$2,409
Commercial	745	400	339	-	-	-	1,484
Industrial	207	210	44	-	-	-	461
Other electric and regulatory deferrals	246	45	13	-	-	-	304
Other (1)	22	29	72	-	-	(12)	111
Regulated electric revenue	2,607	1,430	744	-	-	(12)	4,769
Gas Revenue
Residential	-	-	-	502	-	-	502
Commercial	-	-	-	298	-	-	298
Industrial	-	-	-	50	-	-	50
Finance income (2)(3)	-	-	-	60	-	-	60
Other	-	-	-	193	-	(22)	171
Regulated gas revenue	-	-	-	1,103	-	(22)	1,081
Non-Regulated
Marketing and trading margin (4)	-	-	-	-	31	-	31
Energy sales (4)	-	-	-	-	80	(12)	68
Capacity	-	-	-	-	38	-	38
Other	-	-	-	16	31	(25)	22
Mark-to-market (3)	-	-	-	-	102	-	102
Non-regulated revenue	-	-	-	16	282	(37)	261
Total operating revenues	$2,607	$1,430	$744	$1,119	$282	$(71)	$6,111
(1) Other includes rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with customers.

	Florida	Canadian	Other	Gas Utilities		Inter-
	Electric	Electric	Electric	and		Segment
millions of Canadian dollars	Utility	Utilities	Utilities	Infrastructure	Other	Eliminations	Total
For the year ended December 31, 2018
Regulated
Electric Revenue
Residential	$1,384	$731	$261	$-	$-	$-	$2,376
Commercial	755	405	350	-	-	-	1,510
Industrial	209	233	46	-	-	-	488
Other electric and regulatory deferrals	312	43	16	-	-	-	371
Other (1)	19	28	72	-	-	(12)	107
Regulated electric revenue	2,679	1,440	745	-	-	(12)	4,852
Gas Revenue
Residential	-	-	-	492	-	-	492
Commercial	-	-	-	291	-	-	291
Industrial	-	-	-	49	-	-	49
Finance income (2)(3)	-	-	-	57	-	-	57
Other	-	-	-	191	-	(36)	155
Regulated gas revenue	-	-	-	1,080	-	(36)	1,044
Non-Regulated
Marketing and trading margin (4)	-	-	-	-	115	-	115
Energy sales (4)	-	-	-	-	309	(16)	293
Capacity	-	-	-	-	136	-	136
Other	-	-	-	18	47	(35)	30
Mark-to-market (3)	-	-	-	-	54	-	54
Non-regulated revenue	-	-	-	18	661	(51)	628
Total operating revenues	$2,679	$1,440	$745	$1,098	$661	$(99)	$6,524
(1) Other includes rental revenues, which do not represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues from contracts with customers.
(4) Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with customers.